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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier         New York, New York                 May 16, 2011
------------------        ------------------              -----------------
   [Signature]              [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            42
                                                            ----------

Form 13F Information Table Value Total:                      $484,205
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                             Quarter ended March 31, 2011


                              TITLE OF                    VALUE      SHRS or  SH/  PUT/  INV    OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (x$1000)    PRN AMT  PRN  CALL  DISCR  MGR      SOLE    SHARED  NONE
----------------------------  -------------  ---------  ---------  ---------  ---  ----  -----  ----  ---------  ------  ----
AIRGAS INC                    COM            009363102  $ 10,627     160,000  SH         SOLE           160,000
ANADARKO PETE CORP            COM            032511107  $  6,554      80,000  SH         SOLE            80,000
AVNET INC                     COM            053807103  $  5,454     160,000  SH         SOLE           160,000
CAREFUSION CORP               COM            14170T101  $  4,512     160,000  SH         SOLE           160,000
CEPHALON INC                  COM            156708109  $  4,184      55,000  SH         SOLE            55,000
CHEMTURA CORP                 COM NEW        163893209  $  5,418     315,000  SH         SOLE           315,000
CIT GROUP INC                 COM NEW        125581801  $  8,936     210,000  SH         SOLE           210,000
COMMERCIAL METALS CO          COM            201723103  $  3,627     210,000  SH         SOLE           210,000
CVS CAREMARK CORP             COM            126650100  $  5,491     160,000  SH         SOLE           160,000
ETFS PLATINUM TR              SH BEN INT     26922V101  $  6,591      37,500  SH         SOLE            37,500
F M C CORP                    COM NEW        302491303  $  8,918     105,000  SH         SOLE           105,000
FRONTEER GOLD INC             COM            359032109  $  4,747     315,000  SH         SOLE           315,000
GENERAL MTRS CO               COM            37045V100  $  6,516     210,000  SH         SOLE           210,000
GENZYME CORP                  COM            372917104  $ 15,993     210,000  SH         SOLE           210,000
GOLDMAN SACHS GROUP INC       COM            38141G104  $ 12,678      80,000  SH         SOLE            80,000
HEWLETT PACKARD CO            COM            428236103  $  4,302     105,000  SH         SOLE           105,000
HSBC HOLDINGS PLC             SPON ADR NEW   404280406  $  6,734     130,000  SH         SOLE           130,000
INTERNATIONAL COAL GRP INC N  COM            45928H106  $  5,933     525,000  SH         SOLE           525,000
IRON MTN INC                  COM            462846106  $  1,718      55,000  SH         SOLE            55,000
LEAP WIRELESS INTL INC        COM NEW        521863308  $  4,100     265,000  SH         SOLE           265,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708  $  6,208      80,000  SH         SOLE            80,000
LYONDELLBASELL INDUSTRIES N   SHS -A-        N53745100  $  8,306     210,000  SH         SOLE           210,000
MARATHON OIL CORP             COM            565849106  $  9,884     185,400  SH         SOLE           185,400
MASSEY ENERGY COMPANY         COM            576206106  $  7,178     105,000  SH         SOLE           105,000
MEAD JOHNSON NUTRITION CO     COM            582839106  $  6,083     105,000  SH         SOLE           105,000
NATIONAL GRID PLC             SPON ADR NEW   636274300  $  5,044     105,000  SH         SOLE           105,000
NOVAGOLD RES INC              COM NEW        66987E206  $  4,810     370,000  SH         SOLE           370,000
NYSE EURONEXT                 COM            629491101  $  8,265     235,000  SH         SOLE           235,000
PRIDE INTL INC DEL            COM            74153Q102  $ 11,382     265,000  SH         SOLE           265,000
QUICKSILVER RESOURCES INC     COM            74837R104  $  4,508     315,000  SH         SOLE           315,000
SMURFIT-STONE CONTAINER CORP  COM            83272A104  $ 10,242     265,000  SH         SOLE           265,000
SPDR GOLD TRUST               GOLD SHS       78463V107  $ 14,685     105,000  SH         SOLE           105,000
VISTEON CORP                  COM NEW        92839U206  $  3,437      55,000  SH         SOLE            55,000
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209  $ 12,075     420,000  SH         SOLE           420,000
GRACE W R & CO DEL NEW        COM            38388F108  $ 10,147     265,000  SH         SOLE           265,000
YAHOO INC                     COM            984332106  $  4,420     265,000  SH         SOLE           265,000
BIG LOTS INC                  COM            089302103  $ 10,423     240,000  SH   CALL  SOLE           240,000
BP PLC                        SPONSORED ADR  055622104  $ 51,202   1,160,000  SH   CALL  SOLE         1,160,000
GOLDMAN SACHS GROUP INC       COM            38141G104  $  8,327      52,500  SH   CALL  SOLE            52,500
HEWLETT PACKARD CO            COM            428236103  $ 23,763     580,000  SH   CALL  SOLE           580,000
WILLIAMS COS INC DEL          COM            969457100  $ 42,405   1,360,000  SH   CALL  SOLE         1,360,000
ISHARES TR                    RUSSELL 2000   464287655  $ 88,379   1,050,000  SH   PUT   SOLE         1,050,000


                                             Total      $484,205